Financial Risk Management and Financial Instruments - Summary of Notional Principal of the Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations (Details) - Dec. 31, 2018 - Cash Flow Hedges - Foreign Exchange Forwards
€ in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Millions
	EUR (€)	USD ($)	AUD ($)	GBP (£)	SEK (kr)
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency	€ 968	$ 48	$ 330	£ 484	kr 1,869
Revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency		27	187	282	1,112
Cost of Revenue
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount in foreign currency		$ 21	$ 143	£ 202	kr 757